EXPENDITURE COMMITMENTS (Details) $ in Thousands	Jun. 30, 2019 USD ($)
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 63,431
Less than 1 year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	8,631
Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,770
Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	21,797
Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	11,233
Hydrocarbon Handling And Gathering Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	42,050
Hydrocarbon Handling And Gathering Agreement [Member] | Less than 1 year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	6,517
Hydrocarbon Handling And Gathering Agreement [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,449
Hydrocarbon Handling And Gathering Agreement [Member] | Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	14,232
Hydrocarbon Handling And Gathering Agreement [Member] | Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	6,852
Crude Oil And Condensate Marketing Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	17,726
Crude Oil And Condensate Marketing Agreements [Member] | Less than 1 year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	1,074
Crude Oil And Condensate Marketing Agreements [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,706
Crude Oil And Condensate Marketing Agreements [Member] | Later than two years and not later than three years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	7,565
Crude Oil And Condensate Marketing Agreements [Member] | Later than three years and not later than four years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	4,381
Gas Processing Agreement [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	2,882
Gas Processing Agreement [Member] | Less than 1 year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	862
Gas Processing Agreement [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	2,020
Gas Transportation Agreements [Member]
EXPENDITURE COMMITMENTS
Minimum revenue commitment	773
Gas Transportation Agreements [Member] | Less than 1 year
EXPENDITURE COMMITMENTS
Minimum revenue commitment	178
Gas Transportation Agreements [Member] | Later than one year and not later than two years
EXPENDITURE COMMITMENTS
Minimum revenue commitment	$ 595